Series A Preferred Units (Tables)	12 Months Ended
Dec. 31, 2012
Temporary Equity Disclosure [Abstract]
Beginning And Ending Balances Of The Series A Preferred Units
The following table provides a reconciliation of the beginning and ending balances of the Series A Preferred Units for all income statement periods presented. The amount includes the accretion to redemption value of $80 million plus any accrued and unpaid distributions and accrued interest by deducting amounts from partners’ capital over the remaining periods until the mandatory redemption date of September 2, 2029.

	Units	Amount
Balance at January 1, 2011	4,371,586	$71
Accretion to redemption value	—	—
Balance at December 31, 2011	4,371,586	71
Accretion to redemption value	—	2
Balance at December 31, 2012	4,371,586	$73
In July 2013, the Partnership was notified by two of the Series A Preferred Units holders of their election to convert their Series A Preferred Units to common units; these holders owned 2.4 million Series A Preferred Units. The total number of common units they will receive is 2.6 million.